Taxation - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Taxes [Line Items]
Weighted average of statutory tax rates	36.00%	33.00%	(17.00%)
Income tax recoverable	$ 1,042	$ 933
Deferred tax assets dependent on future taxable profits	9,979	12,452
Unrecognised taxable temporary differences associated with undistributed retained earnings of investments in subsidiaries, joint ventures and associates	3,951	3,746
Unrecognised deductible temporary differences, unused tax losses and credits carried forward	34,910	34,773
Unrecognised deductible temporary differences, unused tax losses and credits carried forward that are subject to time limits for utilisation of five years or later or are not time limited	27,604	28,016
Brazil Real Australian Dollar and Argentinian Peso [Member]
Disclosure Of Income Taxes [Line Items]
Impact of currency movements on deferred tax positions, included in other reconciling items	$ 819	$ (585)	$ (607)